October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Developed Real Estate Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 6.8%
Activia Properties, Inc.	268	$ 245,212
AEW U.K. REIT PLC	19,411	26,520
Alexander & Baldwin, Inc.	9,586	153,088
American Assets Trust, Inc.	7,113	135,929
Argosy Property Ltd.(a)	114,810	84,346
British Land Co. PLC	127,852	638,551
Broadstone Net Lease, Inc.	24,954	447,176
CapitaLand Integrated Commercial Trust	755,413	1,373,333
Charter Hall Group	61,357	901,132
Charter Hall Long Wale REIT	87,554	243,588
Covivio SA/France	7,153	458,921
Custodian Property Income REIT PLC	49,830	52,631
Daiwa House REIT Investment Corp.	547	471,377
Essential Properties Realty Trust, Inc.	26,090	779,569
Global Net Lease, Inc.	26,453	201,572
GPT Group	254,568	894,170
Growthpoint Properties Australia Ltd.	38,160	63,928
H&R Real Estate Investment Trust	34,095	272,021
Hankyu Hanshin REIT, Inc.	83	95,464
Heiwa Real Estate REIT, Inc.	129	129,163
Hulic REIT, Inc.	169	188,098
ICADE	6,193	150,902
KDX Realty Investment Corp.	491	543,613
Land Securities Group PLC	98,656	806,275
Mapletree Pan Asia Commercial Trust	290,047	320,898
Merlin Properties Socimi SA	50,173	781,608
Mirai Corp.	249	77,998
Mirvac Group	523,876	788,657
Mori Trust Reit, Inc.	297	149,770
Nippon REIT Investment Corp.	204	128,812
Nomura Real Estate Master Fund, Inc.	543	579,378
NTT UD REIT Investment Corp.	176	155,852
OUE Real Estate Investment Trust	316,100	83,785
Picton Property Income Ltd.	65,574	67,279
Schroder Real Estate Investment Trust Ltd.	72,307	51,769
Sekisui House REIT, Inc.	524	269,687
Star Asia Investment Corp.	310	123,378
Stockland	310,077	1,281,976
Stoneweg Europe Stapled Trust	46,500	81,469
Stride Property Group	78,670	66,178
Sunlight Real Estate Investment Trust(a)	171,000	51,900
Suntec Real Estate Investment Trust	281,900	290,211
Takara Leben Real Estate Investment Corp.	103	62,099
United Urban Investment Corp.	403	487,737
WP Carey, Inc.	28,753	1,897,698
		17,154,718
Health Care Providers & Services — 0.2%
Chartwell Retirement Residences	38,061	560,922
Health Care REITs — 12.4%
Aedifica SA	6,337	462,781
Alexandria Real Estate Equities, Inc.	22,753	1,324,680
American Healthcare REIT, Inc.	20,903	947,324
CareTrust REIT, Inc.	27,983	969,611
Cofinimmo SA	5,097	435,262
Health Care & Medical Investment Corp.	45	33,625
Healthcare Realty Trust, Inc.	43,675	773,921
Healthpeak Properties, Inc.	91,952	1,650,538
Life Science REIT PLC(b)	34,022	16,770
LTC Properties, Inc.	6,023	211,287
Security	Shares	Value
Health Care REITs (continued)
Medical Properties Trust, Inc.	65,057	$ 336,345
National Health Investors, Inc.	6,087	453,542
NorthWest Healthcare Properties Real Estate Investment Trust	29,836	107,853
Omega Healthcare Investors, Inc.	38,094	1,601,091
Parkway Life Real Estate Investment Trust	55,900	176,061
Primary Health Properties PLC	336,739	414,591
Sabra Health Care REIT, Inc.	31,057	553,436
Sila Realty Trust, Inc.	7,465	176,921
Target Healthcare REIT PLC	84,561	104,813
Ventas, Inc.	60,095	4,434,410
Welltower, Inc.	88,777	16,072,188
		31,257,050
Hotel & Resort REITs — 1.9%
Apple Hospitality REIT, Inc.	28,945	323,894
CapitaLand Ascott Trust	337,133	244,481
CDL Hospitality Trusts	98,554	62,439
DiamondRock Hospitality Co.	27,269	213,244
Far East Hospitality Trust	126,300	58,674
Hoshino Resorts REIT, Inc.	74	123,659
Host Hotels & Resorts, Inc.	90,966	1,457,275
Invincible Investment Corp.	965	431,156
Japan Hotel REIT Investment Corp.	646	376,323
Park Hotels & Resorts, Inc.	25,837	265,863
Pebblebrook Hotel Trust	15,798	165,247
RLJ Lodging Trust	19,907	135,368
Ryman Hospitality Properties, Inc.	8,024	697,366
Sunstone Hotel Investors, Inc.	25,044	221,639
Xenia Hotels & Resorts, Inc.	13,296	163,541
		4,940,169
Hotels, Restaurants & Leisure — 0.0%
PPHE Hotel Group Ltd.	2,777	52,215
Industrial REITs — 14.9%
AIMS APAC REIT	81,232	86,127
Americold Realty Trust, Inc.	37,698	485,927
ARGAN SA	2,225	173,163
CapitaLand Ascendas REIT	494,359	1,070,303
Centuria Industrial REIT	81,077	187,974
CRE Logistics REIT, Inc.	75	76,417
Dexus Industria REIT	46,360	86,762
Dream Industrial Real Estate Investment Trust	38,708	333,663
EastGroup Properties, Inc.	7,023	1,225,724
ESR-REIT	82,123	180,395
First Industrial Realty Trust, Inc.	16,977	938,489
Frasers Logistics & Commercial Trust	393,100	288,272
GLP J-REIT	578	523,954
Goodman Group	263,218	5,677,132
Goodman Property Trust	140,455	170,396
Granite Real Estate Investment Trust	8,034	451,492
Industrial & Infrastructure Fund Investment Corp.	320	297,313
Innovative Industrial Properties, Inc.	3,798	190,470
Japan Logistics Fund, Inc.	331	214,317
LaSalle Logiport REIT	213	206,246
Lineage, Inc.	9,497	374,182
LondonMetric Property PLC	295,138	738,378
LXP Industrial Trust	38,954	369,673
Mapletree Industrial Trust(a)	274,710	449,265
Mapletree Logistics Trust(a)	448,609	461,646
Mitsubishi Estate Logistics REIT Investment Corp.	180	144,211
Mitsui Fudosan Logistics Park, Inc.(a)	384	278,349
Montea NV	2,774	224,023

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
Nippon Prologis REIT, Inc.	952	$ 553,710
Prologis, Inc.	123,055	15,269,895
Rexford Industrial Realty, Inc.	31,438	1,299,018
Segro PLC	178,946	1,642,073
SOSiLA Logistics REIT, Inc.	87	69,647
STAG Industrial, Inc.	24,761	947,603
Terreno Realty Corp.	13,474	769,770
Tritax Big Box REIT PLC	322,685	636,998
Warehouses De Pauw CVA	24,768	628,975
		37,721,952
IT Services(a) — 0.4%
NEXTDC Ltd.(b)	84,438	868,101
SUNeVision Holdings Ltd.	73,000	56,702
		924,803
Office REITs — 5.0%
Abacus Group	67,735	53,230
Allied Properties Real Estate Investment Trust(a)	16,668	175,646
Brandywine Realty Trust	23,179	79,504
BXP, Inc.	21,010	1,495,702
Centuria Office REIT	63,851	49,288
Champion REIT(a)	281,000	75,475
COPT Defense Properties	15,071	424,550
Cousins Properties, Inc.	21,987	570,123
Cromwell Property Group	225,959	68,733
Daiwa Office Investment Corp.	66	161,456
Derwent London PLC	13,897	321,791
Dexus	139,833	666,692
Douglas Emmett, Inc.	19,480	252,071
Easterly Government Properties, Inc.	5,632	121,764
Empire State Realty Trust, Inc., Class A	18,784	138,814
Gecina SA	6,856	637,137
Global One Real Estate Investment Corp.	127	116,769
Great Portland Estates PLC	51,546	225,647
Helical PLC	14,789	40,532
Highwoods Properties, Inc.	14,151	405,143
Ichigo Office REIT Investment Corp.	118	72,677
Inmobiliaria Colonial Socimi SA	48,575	307,371
Japan Excellent, Inc.	152	145,086
Japan Prime Realty Investment Corp.	479	325,846
Japan Real Estate Investment Corp.	895	738,171
JBG SMITH Properties	8,339	162,527
Keppel REIT	324,600	261,920
Kilroy Realty Corp.	15,743	665,142
Mori Hills REIT Investment Corp.	190	180,227
Nippon Building Fund, Inc.	1,048	967,008
NSI NV	2,281	53,764
One REIT, Inc.	99	57,357
Orix JREIT, Inc.	694	469,755
Paramount Group, Inc.(b)	25,213	164,893
Piedmont Realty Trust, Inc., Class A	16,986	136,907
Precinct Properties Group	197,437	140,099
Prosperity REIT	227,000	40,898
Regional REIT Ltd.(c)	18,818	26,254
Sankei Real Estate, Inc.	70	44,812
SL Green Realty Corp.	9,391	482,228
Tokyu REIT, Inc.	120	154,026
Vornado Realty Trust	23,395	887,606
Workspace Group PLC	18,672	102,533
		12,667,174
Real Estate Management & Development — 12.8%
Abrdn European Logistics Income PLC(c)	53,468	25,001
Security	Shares	Value
Real Estate Management & Development (continued)
Allreal Holding AG, Class N, Registered Shares	1,972	$ 471,325
Amot Investments Ltd.	31,706	250,317
Aroundtown SA(b)	92,684	331,203
Atrium Ljungberg AB, B Shares	30,442	109,781
Azrieli Group Ltd.	4,858	512,529
CA Immobilien Anlagen AG	3,812	105,961
CapitaLand Investment Ltd./Singapore	301,500	610,851
Castellum AB	45,490	517,322
Catena AB	5,434	263,285
Cibus Nordic Real Estate AB publ	9,940	172,324
City Developments Ltd.	50,900	282,722
Citycon OYJ	10,141	34,433
Corem Property Group AB, Class B	97,451	39,631
Deutsche EuroShop AG, Class N	1,283	27,434
Deutsche Wohnen SE	6,666	166,135
Dios Fastigheter AB	14,515	98,920
Entra ASA(c)	6,538	72,679
Fabege AB	24,312	214,068
Fastighets AB Balder, B shares(b)	91,860	673,781
FastPartner AB, Class A	6,797	35,987
Grainger PLC	93,178	229,578
Grand City Properties SA(b)	8,570	109,124
Heba Fastighets AB, Class B	9,372	32,247
Heiwa Real Estate Co. Ltd.	5,000	73,178
Henderson Land Development Co. Ltd.	175,000	615,606
Hiag Immobilien Holding AG	530	72,894
Hongkong Land Holdings Ltd.	133,500	815,727
Hufvudstaden AB, Class A	13,908	184,854
Hulic Co. Ltd.	61,600	636,412
Hysan Development Co. Ltd.	80,000	165,740
Intea Fastigheter AB, Class B(b)	8,947	63,616
Intershop Holding AG	741	145,252
Kennedy-Wilson Holdings, Inc.	15,076	113,975
Kojamo OYJ(b)	20,168	244,322
LEG Immobilien SE	9,936	757,265
Lifestyle Communities Ltd.	12,054	40,795
Logistea AB, Class B	34,075	54,806
Melisron Ltd.	3,284	427,462
Mitsubishi Estate Co. Ltd.	148,600	3,149,113
Mitsui Fudosan Co. Ltd.	346,500	3,607,897
Mobimo Holding AG, Registered Shares	946	400,992
Neobo Fastigheter AB(b)	15,518	31,188
New World Development Co. Ltd.(b)	177,507	164,306
Nomura Real Estate Holdings, Inc.	69,300	395,763
NP3 Fastigheter AB	4,057	110,441
Nyfosa AB	21,841	185,788
Pandox AB	13,658	272,290
Peach Property Group AG(b)	5,283	40,439
Platzer Fastigheter Holding AB, Class B	9,228	71,005
PSP Swiss Property AG, Class N, Registered Shares	6,059	1,047,987
Public Property Invest AS	27,127	59,835
Sagax AB, Class B	28,289	634,825
Samhallsbyggnadsbolaget i Norden AB, Class B(a)(b)	130,539	71,664
Sino Land Co. Ltd.	479,405	595,486
Sirius Real Estate Ltd.	195,632	256,616
StorageVault Canada, Inc.	28,143	99,325
Sumitomo Realty & Development Co. Ltd.	43,200	1,844,510
Sun Hung Kai Properties Ltd.	185,000	2,251,225
Sveafastigheter AB(b)	9,591	42,975
Swedish Logistic Property AB, Class B(a)(b)	22,806	100,464
Swire Properties Ltd.	126,000	343,259
Swiss Prime Site AG, Registered Shares	10,271	1,459,950
TAG Immobilien AG	22,569	374,666
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Tokyo Tatemono Co. Ltd.	25,500	$ 476,091
UOL Group Ltd.	60,800	371,440
VGP NV	1,793	207,138
Vonovia SE	93,081	2,797,619
Wallenstam AB, B Shares	44,873	207,633
Wharf Real Estate Investment Co. Ltd.	206,000	586,321
Wihlborgs Fastigheter AB	36,037	350,189
		32,406,982
Residential REITs — 10.2%
Advance Residence Investment Corp.	348	376,656
Altarea SCA	890	101,520
American Homes 4 Rent, Class A	45,322	1,432,175
Apartment Investment and Management Co., Class A	17,834	94,877
AvalonBay Communities, Inc.	18,865	3,281,001
Boardwalk Real Estate Investment Trust	5,346	246,498
Camden Property Trust	14,257	1,418,286
Canadian Apartment Properties REIT	20,671	568,451
Care Property Invest NV	5,335	70,251
Centerspace	2,312	136,986
Comforia Residential REIT, Inc.	85	179,255
Daiwa Securities Living Investments Corp.	270	193,435
Elme Communities	11,694	192,366
Empiric Student Property PLC	94,853	97,070
Equity LifeStyle Properties, Inc.	25,487	1,555,981
Equity Residential	50,243	2,986,444
Essex Property Trust, Inc.	8,454	2,128,464
Home Invest Belgium SA	1,348	29,118
Home REIT PLC(b)(d)	1,048,527	141,326
Independence Realty Trust, Inc.	30,831	491,138
Ingenia Communities Group	54,342	199,704
InterRent Real Estate Investment Trust	18,178	173,414
Invitation Homes, Inc.	81,166	2,284,823
Irish Residential Properties REIT PLC	75,396	80,648
Killam Apartment Real Estate Investment Trust(a)	15,886	196,288
Mid-America Apartment Communities, Inc.	15,435	1,979,230
NexPoint Residential Trust, Inc.	3,050	93,543
Nippon Accommodations Fund, Inc.	300	252,820
PRS REIT PLC	71,922	105,409
Residential Secure Income PLC(c)	22,484	17,072
Samty Residential Investment Corp.	43	31,457
Social Housing REIT PLC(c)	46,231	41,299
Starts Proceed Investment Corp.	26	34,129
Sun Communities, Inc.	16,761	2,121,943
UDR, Inc.	43,824	1,476,430
UMH Properties, Inc.	10,766	156,538
UNITE Group PLC	55,195	411,711
Veris Residential, Inc.	10,678	153,336
Xior Student Housing NV	5,030	164,115
		25,695,207
Retail REITs — 15.6%
Acadia Realty Trust	17,056	325,258
AEON REIT Investment Corp.	231	195,571
Agree Realty Corp.	14,360	1,048,424
Ascencio	745	43,191
Brixmor Property Group, Inc.	40,385	1,056,472
BWP Property Group Ltd.	77,654	195,297
Carmila SA	8,577	156,364
Charter Hall Retail REIT	80,579	217,157
Choice Properties Real Estate Investment Trust(a)	36,102	381,985
Crombie Real Estate Investment Trust(a)	14,746	156,970
Curbline Properties Corp.	12,653	291,778
Security	Shares	Value
Retail REITs (continued)
Eurocommercial Properties NV	5,764	$ 172,113
Federal Realty Investment Trust	11,284	1,085,408
First Capital Real Estate Investment Trust	28,566	383,107
Fortune Real Estate Investment Trust	218,000	140,822
Frasers Centrepoint Trust	173,970	312,743
Frontier Real Estate Investment Corp.	338	198,533
Fukuoka REIT Corp.	101	123,863
Getty Realty Corp.	6,953	190,721
Hamborner REIT AG	8,338	49,918
Hammerson PLC	62,004	248,805
HomeCo Daily Needs REIT	244,845	218,693
Immobiliare Grande Distribuzione SIIQ SpA	6,838	27,719
InvenTrust Properties Corp.	10,163	278,466
Japan Metropolitan Fund Invest	889	687,705
Kimco Realty Corp.	88,642	1,831,344
Kite Realty Group Trust	28,757	636,680
Kiwi Property Group Ltd.	201,600	124,610
Klepierre SA	27,527	1,051,987
Lendlease Global Commercial REIT	239,156	117,578
Link REIT	343,121	1,786,842
Macerich Co.	33,139	568,334
Mercialys SA	11,732	143,149
NETSTREIT Corp.	12,465	232,098
NewRiver REIT PLC	48,949	45,077
NNN REIT, Inc.	24,804	1,003,570
Phillips Edison & Co., Inc.	16,581	561,101
Primaris Real Estate Investment Trust	15,077	165,330
Realty Income Corp.	119,981	6,956,498
Regency Centers Corp.	23,962	1,652,180
Region Group	160,188	255,856
Retail Estates NV	1,419	102,884
RioCan Real Estate Investment Trust	39,378	526,987
Scentre Group	690,826	1,840,246
Shaftesbury Capital PLC	198,040	365,833
Simon Property Group, Inc.	42,980	7,554,165
SmartCentres Real Estate Investment Trust(a)	16,874	320,023
Starhill Global REIT	190,900	85,122
Supermarket Income REIT PLC	166,500	173,257
Tanger, Inc.	14,675	477,818
Unibail-Rodamco-Westfield	13,568	1,402,975
Urban Edge Properties	16,463	316,583
Vastned NV	997	34,267
Vicinity Ltd.	508,996	840,896
Waypoint REIT Ltd.	83,559	144,916
Wereldhave NV	4,643	98,618
		39,603,907
Specialized REITs — 16.7%
Abacus Storage King	54,518	50,080
Arena REIT	47,341	113,121
Big Yellow Group PLC	24,215	354,190
Charter Hall Social Infrastructure REIT	46,577	98,342
CubeSmart	30,027	1,131,117
DigiCo Infrastructure REIT	47,761	81,174
Digital Core REIT Management Pte Ltd.	106,900	55,051
Digital Realty Trust, Inc.	44,746	7,625,166
EPR Properties	9,846	482,651
Equinix, Inc.	12,965	10,968,520
Extra Space Storage, Inc.	27,946	3,731,909
Four Corners Property Trust, Inc.	12,945	306,020
Gaming and Leisure Properties, Inc.	36,017	1,608,519
Iron Mountain, Inc.	38,919	4,006,711
Keppel DC REIT	257,215	471,973

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
National Storage Affiliates Trust	9,270	$ 269,664
National Storage REIT	156,446	235,416
Public Storage	20,952	5,836,389
Safehold, Inc.	7,799	112,540
Safestore Holdings PLC	28,081	263,763
Shurgard Self Storage Ltd.	4,357	159,496
VICI Properties, Inc.	140,101	4,201,629
		42,163,441
Total Long-Term Investments — 96.9% (Cost: $166,972,882)		245,148,540
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(e)(f)(g)	2,900,721	2,902,171
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(e)(f)	2,241,297	2,241,297
Total Short-Term Securities — 2.0% (Cost: $5,143,485)		5,143,468
Total Investments — 98.9% (Cost: $172,116,367)		250,292,008
Other Assets Less Liabilities — 1.1%		2,687,145
Net Assets — 100.0%		$ 252,979,153

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,484,268	$ —	$ (582,101)(a)	$ (186)	$ 190	$ 2,902,171	2,900,721	$ 7,456 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,573,067	668,230 (a)	—	—	—	2,241,297	2,241,297	56,572	—
				$ (186)	$ 190	$ 5,143,468		$ 64,028	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	3	12/18/25	$ 436	$ (5,623)
Dow Jones U.S. Real Estate Index	75	12/19/25	2,702	(58,216)
				$ (63,839)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$ 4,316,684	$ 12,838,034	$ —	$ 17,154,718
Health Care Providers & Services	560,922	—	—	560,922
Health Care REITs	29,613,147	1,643,903	—	31,257,050
Hotel & Resort REITs	3,643,437	1,296,732	—	4,940,169
Hotels, Restaurants & Leisure	—	52,215	—	52,215
Industrial REITs	23,350,256	14,371,696	—	37,721,952
IT Services	—	924,803	—	924,803
Office REITs	7,745,954	4,921,220	—	12,667,174
Real Estate Management & Development	1,921,697	30,485,285	—	32,406,982
Residential REITs	23,960,212	1,593,669	141,326	25,695,207
Retail REITs	28,046,377	11,557,530	—	39,603,907
Specialized REITs	40,544,598	1,618,843	—	42,163,441
Short-Term Securities
Money Market Funds	5,143,468	—	—	5,143,468
	$168,846,752	$81,303,930	$141,326	$250,292,008
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (63,839)	$ —	$ —	$ (63,839)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions